Transamerica International Focus

SCHEDULE OF INVESTMENTS

At January 31, 2024

(unaudited)

	Shares	Value
COMMON STOCKS - 94.6%
Australia - 5.2%
Computershare Ltd.	542,439	$ 8,984,551
National Australia Bank Ltd.	543,893	11,470,920

		20,455,471

Austria - 2.3%
Erste Group Bank AG	212,049	9,134,732

China - 3.6%
ANTA Sports Products Ltd.	517,900	4,371,311
BYD Co. Ltd., Class H	146,500	3,280,158
Zijin Mining Group Co. Ltd., Class H	4,310,000	6,395,454

		14,046,923

Denmark - 3.7%
Novo Nordisk AS, Class B	124,719	14,255,929

Finland - 1.9%
Metso OYJ	421,109	4,208,831
Neste OYJ	95,588	3,295,350

		7,504,181

France - 10.6%
LVMH Moet Hennessy Louis Vuitton SE	11,744	9,771,696
Sanofi SA	105,196	10,534,910
TotalEnergies SE	183,102	11,878,849
Vinci SA	73,915	9,337,110

		41,522,565

Germany - 4.7%
Bayerische Motoren Werke AG	55,422	5,766,831
Merck KGaA	39,335	6,453,909
MTU Aero Engines AG	27,195	6,252,951

		18,473,691

Ireland - 4.9%
ICON PLC (A)	27,470	7,166,099
Kingspan Group PLC	84,559	6,867,593
Smurfit Kappa Group PLC	136,873	5,100,543

		19,134,235

Israel - 2.9%
Bank Leumi Le-Israel BM	515,213	3,913,128
Nice Ltd., ADR (A) (B)	35,469	7,381,099

		11,294,227

Japan - 20.2%
Asahi Group Holdings Ltd.	283,500	10,537,111
Astellas Pharma, Inc.	562,149	6,544,804
ITOCHU Corp.	224,300	10,179,654
MatsukiyoCocokara & Co.	473,100	8,599,431
Mitsubishi Corp.	475,700	8,198,662
Open House Group Co. Ltd.	181,600	5,679,016
Pan Pacific International Holdings Corp.	431,181	9,320,617
Shin-Etsu Chemical Co. Ltd.	197,500	7,774,031
Tokyo Electron Ltd.	45,198	8,387,502
Toyota Motor Corp.	182,800	3,650,116

		78,870,944

	Shares	Value
COMMON STOCKS (continued)
Mexico - 1.7%
Grupo Financiero Banorte SAB de CV, Class O	664,200	$ 6,753,719

Netherlands - 6.0%
ASML Holding NV	13,971	12,121,070
Wolters Kluwer NV	77,008	11,352,291

		23,473,361

Norway - 4.6%
DNB Bank ASA	502,979	9,777,766
Equinor ASA	278,706	7,975,753

		17,753,519

Republic of Korea - 2.2%
Samsung Electronics Co. Ltd.	160,006	8,694,219

Singapore - 2.3%
DBS Group Holdings Ltd.	380,800	9,019,356

Sweden - 3.0%
Atlas Copco AB, A Shares	454,182	7,248,478
Epiroc AB, Class B	294,376	4,589,880

		11,838,358

Taiwan - 2.7%
Airtac International Group	184,144	5,518,750
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	44,178	4,990,347

		10,509,097

United Kingdom - 12.1%
Associated British Foods PLC	79,183	2,345,349
BAE Systems PLC	455,418	6,784,118
British American Tobacco PLC	235,683	6,948,785
Compass Group PLC	393,728	10,844,746
Diageo PLC	120,994	4,370,045
Legal & General Group PLC	3,037,025	9,768,415
Rio Tinto PLC, ADR	90,675	6,281,057

		47,342,515

Total Common Stocks (Cost $296,107,972)		370,077,042

OTHER INVESTMENT COMPANY - 0.0% (C)
Securities Lending Collateral - 0.0% (C)
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 5.30% (D)	119,000	119,000

Total Other Investment Company (Cost $119,000)		119,000

	Principal	Value
REPURCHASE AGREEMENT - 4.0%
Fixed Income Clearing Corp., 2.50% (D), dated 01/31/2024, to be repurchased at $15,740,635 on 02/01/2024. Collateralized by a U.S. Government Obligation, 4.50%, due 07/15/2026, and with a value of $16,054,401.	$ 15,739,542	15,739,542

Total Repurchase Agreement (Cost $15,739,542)		15,739,542

Total Investments (Cost $311,966,514)		385,935,584
Net Other Assets (Liabilities) - 1.4%		5,340,165

Net Assets - 100.0%		$ 391,275,749

Transamerica Funds	Page 1

Transamerica International Focus

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2024

(unaudited)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Banks	13.0%	$50,069,621
Pharmaceuticals	9.8	37,789,552
Semiconductors & Semiconductor Equipment	6.6	25,498,919
Oil, Gas & Consumable Fuels	6.0	23,149,952
Machinery	5.6	21,565,939
Professional Services	5.3	20,336,842
Trading Companies & Distributors	4.8	18,378,316
Beverages	3.9	14,907,156
Textiles, Apparel & Luxury Goods	3.7	14,143,007
Aerospace & Defense	3.4	13,037,069
Automobiles	3.3	12,697,105
Metals & Mining	3.3	12,676,511
Hotels, Restaurants & Leisure	2.8	10,844,746
Insurance	2.5	9,768,415
Construction & Engineering	2.4	9,337,110
Broadline Retail	2.4	9,320,617
Technology Hardware, Storage & Peripherals	2.2	8,694,219
Consumer Staples Distribution & Retail	2.2	8,599,431
Chemicals	2.0	7,774,031
Software	1.9	7,381,099
Life Sciences Tools & Services	1.8	7,166,099
Tobacco	1.8	6,948,785
Building Products	1.8	6,867,593
Household Durables	1.5	5,679,016
Containers & Packaging	1.3	5,100,543
Food Products	0.6	2,345,349

Investments	95.9	370,077,042
Short-Term Investments	4.1	15,858,542

Total Investments	100.0%	$385,935,584

INVESTMENT VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$32,572,321	$337,504,721	$—	$370,077,042
Other Investment Company	119,000	—	—	119,000
Repurchase Agreement	—	15,739,542	—	15,739,542

Total Investments	$32,691,321	$353,244,263	$—	$385,935,584

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the security is on loan. The value of the security on loan is $7,307,223, collateralized by cash collateral of $119,000 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $7,342,725. The amount on loan indicated may not correspond with the security on loan identified because a security with pending sales are in the process of recall from the brokers.
(C)	Percentage rounds to less than 0.1% or (0.1)%.
(D)	Rates disclosed reflect the yields at January 31, 2024.
(E)	There were no transfers in or out of Level 3 during the period ended January 31, 2024. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

Transamerica Funds	Page 2

Transamerica International Focus

NOTES TO SCHEDULE OF INVESTMENTS

At January 31, 2024

(unaudited)

INVESTMENT VALUATION

Transamerica International Focus (the “Fund”) is a series of the Transamerica Funds.

Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund’s valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund’s Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Fund’s investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at January 31, 2024, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Transamerica Funds	Page 3